Shareholder Loans - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2021	Dec. 31, 2021
Shareholder Loans [Line Items]
Repayment of shareholder loans		$ 10,941
Subordinated Bridge Facilities Agreement
Shareholder Loans [Line Items]
Repayment of shareholder loans	$ 10,900
Repayment of shareholder loans in shares	6,124,004